Credit from Banks and Others (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of analysis of other comprehensive income by item [line items]
Total short-term credit		₪ 585	$ 169	₪ 775
Unlinked NIS [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Weighted average interest rate, Credit from banks	[1]	2.60%	2.60%
Credit from bank		₪ 67		114
C$ [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Weighted average interest rate, Credit from banks	[1]
Credit from bank				45
Euro [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Weighted average interest rate, Credit from banks	[1]	0.30%	0.30%
Weighted average interest rate, Credit from other financial institution	[1]	2.50%	2.50%
Credit from bank		₪ 1		27
Credit from other financial institutions		₪ 220		152
Norwegian Krone [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Weighted average interest rate, Credit from banks	[1]	0.80%	0.80%
Weighted average interest rate, Credit from other financial institution	[1]	1.20%	1.20%
Credit from bank		₪ 2		14
Credit from other financial institutions		₪ 147
Swedish Krona [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Weighted average interest rate, Credit from other financial institution	[1]	1.10%	1.10%
Credit from other financial institutions		₪ 148		₪ 423

[1]	Variable interest.